Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-39619
Entity Registrant Name	Kiromic BioPharma, Inc.
Entity Central Index Key	0001792581
Entity Tax Identification Number	46-4762913
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7707 Fannin
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KRBP
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false